Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 40.2
2015	35.3
2016	36.9
2017	38.8
2018	40.4
Thereafter	216.8
Total	408.4
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	13.9
2015	10.8
2016	12.3
2017	12.6
2018	12.5
Thereafter	62.8
Total	$ 124.9